PAINEWEBBER MASTER SERIES INC.
                    (on behalf of PAINEWEBBER BALANCED FUND)

                      PAINEWEBBER MANAGED INVESTMENTS TRUST
                      (on behalf of PAINEWEBBER UTILITY INCOME FUND)

                               51 West 52nd Street
                            New York, New York 10019

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information relates specifically to the proposed Reorganization whereby PaineWebber Balanced Fund ("Balanced Fund"), a portfolio of PaineWebber Master Series, Inc., would acquire all of the assets of PaineWebber Utility Income Fund ("Utility Income Fund"), a series of PaineWebber Managed Investments Trust, in exchange solely for shares of Balanced Fund and the assumption by Balanced Fund of all of Utility Income Fund's liabilities. This Statement of Additional Information consists of this cover page, the pro forma financial statements of Balanced Fund (giving effect to the Reorganization) for the year ended August 31, 1999, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

      (1) The Statement of Additional Information of Balanced Fund, dated December 10, 1999;

      (2) The Annual Report to Shareholders of Balanced Fund for the fiscal year ended August 31, 1999;

      (3) The Semi-Annual Report to Shareholders of Utility Income Fund, dated September 30, 1999;

      (4) The Annual Report to Shareholders of Utility Income Fund for the fiscal year ended March 31, 1999.

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated April 25, 2000 relating to the proposed Reorganization. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated April 25, 2000.


                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of August 31, 1999, the unaudited pro forma condensed Statement of Operations for the twelve month period ended August 31, 1999 as adjusted giving effect to the Reorganization, and the unaudited pro forma Portfolio of Investments as of August 31, 1999, for Utility Income Fund and Balanced Fund.

      The pro forma Portfolio of Investments contains information about the securities holdings of the Balanced Fund and Utility Income Fund as of August 31, 1999, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Mitchell Hutchins currently estimates that Utility Income Fund will sell between one quarter and one half of its total assets in connection with the Reorganization, and the proceeds of these sales will be held in temporary investments or reinvested in assets that are consistent with the holdings of Balanced Fund. It also is expected that some of Utility Income Fund's holdings may not remain at the time of the Reorganization due to normal portfolio turnover. As of the date of this Proxy Statement/Prospectus, Mitchell Hutchins anticipates that, in connection with the Reorganization, Utility Income Fund will likely restructure its portfolio to reflect a reduction in its investments in certain types of companies, primarily electric utility companies. These anticipated sales of portfolio securities are based upon Mitchell Hutchins' current assessment of Utility Income Fund's holdings and may change depending on changes in market conditions and on Mitchell Hutchins' continuing assessment of the compatibility of Utility Income Fund's investments with Balanced Fund's portfolio composition and its investment objective or policies at the approximate time of the Reorganization.


PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999 (UNAUDITED)                                                                                           PRO FORMA
                                                                       BALANCED              UTILITY INCOME           COMBINED
                                                                         FUND                     FUND              BALANCED FUND
                                                                   ----------------          ---------------       ---------------
ASSETS
Investments in securities, at value (cost - $242,375,904,
  $24,437,227, and $266,813,131, respectively)...................    $263,739,778             $33,458,395            $297,198,173
Investment of cash collateral for securities loaned (cost
  -$19,214,874, $0 and $19,214,874, respectively)...............       19,214,874                       0              19,214,874
Receivable for investments sold.................................          896,862                       0                 896,862
Receivable for fund shares sold.................................          101,115                  18,759                 119,874
Dividends and interest receivable...............................        1,349,895                  68,046               1,417,941
Other assets....................................................           23,549                  67,702                  91,251
                                                                    -------------           -------------           -------------
Total assets....................................................      285,326,073              33,612,902             318,938,975
                                                                    -------------           -------------           -------------
LIABILITIES
Collateral for securities loaned................................       19,214,874                       0              19,214,874
Payable for investments purchased...............................       18,867,864                       0              18,867,864
Payable for fund shares repurchased.............................          628,736                 119,365                 748,101
Payable to affiliates...........................................          249,156                  38,097                 287,253
Payable to custodian............................................          370,202                       0                 370,202
Accrued expenses and other liabilities..........................          179,476                 136,127                 315,603
                                                                    -------------           -------------           -------------
Total liabilities...............................................       39,510,308                 293,589              39,803,897
                                                                    -------------           -------------           -------------
NET ASSETS
Common Stock/Beneficial interest shares of $0.001 par value
  outstanding...................................................      205,287,556              25,352,045             230,639,601
Undistributed  net investment income............................        1,006,149                 153,854               1,160,003
Accumulated net realized gains (losses) from investment
  transactions..................................................       18,158,186              -1,207,753              16,950,433
Net unrealized appreciation of  investments ....................       21,363,874               9,021,167              30,385,041
                                                                    -------------           -------------           -------------
Net assets applicable to shares outstanding.....................     $245,815,765             $33,319,313            $279,135,078
                                                                    =============           =============           =============

  CLASS A:
Net assets  ....................................................     $196,684,251             $16,721,084            $213,405,335
                                                                    -------------           -------------           -------------
Shares outstanding  ............................................       16,956,736               1,196,014              18,398,209
                                                                    -------------           -------------           -------------
Net asset and redemption value per share  ......................           $11.60                  $13.98                  $11.60
                                                                    -------------           -------------           -------------
Maximum  offering  price per share (net asset value plus sales
  charge of 4.50% of offering price)............................           $12.15                  $14.64                  $12.15
                                                                    -------------           -------------           -------------
  CLASS B:
Net assets  ....................................................      $28,718,607              $8,770,251             $37,488,858
                                                                    -------------           -------------           -------------
Shares outstanding  ............................................        2,426,201                 627,389               3,166,932
                                                                    -------------           -------------           -------------
Net asset value and offering price per share....................           $11.84                  $13.98                  $11.84
                                                                    -------------           -------------           -------------
  CLASS C:
Net assets  ....................................................      $19,893,631              $7,744,574             $27,638,205
                                                                    -------------           -------------           -------------
Shares outstanding  ............................................        1,715,018                 555,264               2,382,654
                                                                    -------------           -------------           -------------
Net asset value and offering price per share  ..................           $11.60                  $13.95                  $11.60
                                                                    -------------           -------------           -------------

                                                           Page 1


  CLASS Y:
Net assets  ....................................................         $519,276                 $83,404                $602,680
                                                                    -------------           -------------           -------------
Shares outstanding  ............................................           44,788                   5,986                  51,984
                                                                    -------------           -------------           -------------
Net asset value and offering price per share  ................             $11.59                  $13.93                  $11.59
                                                                    -------------           -------------           -------------

                         See accompanying notes to pro forma financial statements


PRO FORMA STATEMENT OF OPERATIONS

FOR THE TWELVE MONTHS ENDED  AUGUST 31, 1999 (UNAUDITED)

                                                                                                                        PRO FORMA
                                                                               UTILITY INCOME                           COMBINED
                                                               BALANCED FUND          FUND           ADJUSTMENTS      BALANCED FUND
     INVESTMENT INCOME:
        Interest............................................    $6,055,004         $347,451                  $0       $6,402,455
        Dividend............................................     1,572,149          980,153                   0        2,552,302
                                                               -----------------------------------------------------------------
                                                                 7,627,153        1,327,604                   0        8,954,757
                                                               -----------      -----------         -----------       ----------
     EXPENSES:
        Investment advisory and administration..............     1,890,996          246,711              17,622(a)     2,155,329
        Service fees - Class A .............................       505,425           24,078                   0          529,503
        Service and distribution fees - Class B.............       305,401          177,086                   0          482,487
        Service and distribution fees - Class C.............       190,716           78,670                   0          269,386
        Transfer agency and service.........................       166,820           36,171                   0          202,991
        Custody and accounting..............................       153,799           20,147                   0          173,946
        Legal and audit.....................................        95,725           42,450             -47,450(b)        90,725
        Reports and notices to shareholders.................        73,300           34,055             -25,000(b)        82,355
        State registration fees.............................        47,056           51,766             -40,334(b)        58,488
        Amortization of organizational expenses.............             0           28,193             -28,193(c)             0
        Directors/Trustees' fees............................        13,500            8,395              -8,395(b)        13,500
        Other expenses......................................         1,815              488                   0            2,303
                                                               -----------      -----------         -----------       ----------
                                                                 3,444,553          748,210            -131,750        4,061,013
        Less: Fee waivers from adviser......................        -1,469                0                               -1,469
                                                               -----------      -----------                           ----------
        Net Expenses........................................     3,443,084          748,210                            4,059,544
                                                               -----------      -----------                           ----------
        Net investment income...............................     4,184,069          579,394                            4,895,213
                                                               -----------      -----------                           ----------

     Realized and unrealized  gains (losses) from investment
        transactions:
        Net realized gains (losses) from:
          Investment transactions, futures and options......    18,273,326         -975,966                           17,297,360
        Net change in unrealized appreciation/depreciation of:
          Investments, futures and options..................    13,576,016        2,706,548                           16,282,564
                                                               -----------      -----------                           ----------
     Net realized and unrealized gains from investment
          activities........................................    31,849,342        1,730,582                           33,579,924
                                                               -----------      -----------                           ----------
     Net increase in net assets resulting from operations...   $36,033,411       $2,309,976                          $38,475,137
                                                               ===========      ===========                           ==========

     ------------
     (a)  Reflects  increase in fees  resulting  from the higher fee schedule of
          Balanced  Fund.
     (b)  Reflects the  anticipated  savings of the merger.
     (c)  Reflects write-off of unamortized organizational expenses.


                              See accompanying notes to pro forma financial statements

PRO FORMA PORTFOLIO OF INVESTMENTS
                                                                                                                     PRO FORMA
AUGUST 31, 1999 (UNAUDITED)                                                            BALANCED        UTILITY       COMBINED
                                                                                         FUND        INCOME FUND   BALANCED FUND
                                                                                      -----------   -------------- -------------
 Combined
 Number of
  Shares
-----------

           COMMON STOCKS - 63.19%

           Airlines - 0.57%
    31,400 Delta Air Lines, Inc.                                                    $  1,595,513                0 $  1,595,513
                                                                                      -----------   --------------  -----------

           Alcohol - 0.25%
     8,900 Anheuser-Busch Companies, Inc.                                                685,300                0      685,300
                                                                                      -----------   --------------  -----------

           Apparel, Retail - 1.03%
    99,200 TJX Companies, Inc.                                                         2,864,400                0    2,864,400
                                                                                      -----------   --------------  -----------

           Apparel, Textiles - 0.55%
    17,800 Tommy Hilfiger Corp.*                                                         604,088                0      604,088
    38,400 Westpoint Stevens Inc.                                                        921,600                0      921,600
                                                                                      -----------   --------------  -----------

                                                                                       1,525,688                0    1,525,688
                                                                                      -----------   --------------  -----------

           Banks - 2.07%
    30,774 Bank of New York Co. Inc.                                                   1,100,171                0    1,100,171
    47,800 The Chase Manhattan Corp.                                                   4,000,262                0    4,000,262
    20,200 Mellon Bank Corp.                                                             674,175                0      674,175
                                                                                      -----------   --------------  -----------

                                                                                       5,774,608                0    5,774,608
                                                                                      -----------   --------------  -----------

           Beverages & Tobacco - 0.26%
    37,800 Pepsi Bottling Group Inc.                                                     715,838                0      715,838
                                                                                      -----------   --------------  -----------

           Cable - 1.09%
    28,800 JDS Uniphase Corp.*                                                         3,054,600                0    3,054,600
                                                                                      -----------   --------------  -----------

           Chemicals - 0.30%
     7,400 Dow Chemical Co.                                                              840,825                0      840,825
                                                                                      -----------   --------------  -----------

           Computer Hardware - 3.05%
    67,300 Cisco Systems, Inc.*                                                        4,563,781                0    4,563,781
    27,100 Dell Computer Corp.*                                                        1,322,819                0    1,322,819
    21,200 IBM Corp.                                                                   2,640,725                0    2,640,725
                                                                                      -----------   --------------  -----------

                                                                                       8,527,325                0    8,527,325
                                                                                      -----------   --------------  -----------


                                       1


 COMBINED                                                                                                            PRO FORMA
 NUMBER OF                                                                             BALANCED        UTILITY       COMBINED
  SHARES                                                                                 FUND        INCOME FUND   BALANCED FUND
-----------                                                                           -----------   --------------  -----------


           Computer Software - 3.21%
    10,100 BMC Software, Inc.*                                                           543,506                0      543,506
    23,100 Compuware Corp.*                                                              697,331                0      697,331
     3,000 Covad Communications Group Inc.*                                                    0          138,375      138,375
    32,600 Microsoft Corp.*                                                            3,017,538                0    3,017,538
    10,000 Northpoint Communications Holding*                                                  0          264,375      264,375
    46,000 Sterling Software Inc.*                                                       925,750                0      925,750
    78,600 Unisys Corp.*                                                               3,379,800                0    3,379,800
                                                                                      -----------   --------------  -----------

                                                                                       8,563,925          402,750    8,966,675
                                                                                      -----------   --------------  -----------

           Construction - 0.29%
    23,300 Lafarge Corp.                                                                 640,750                0      640,750
     8,364 Reckson Associates Realty Corporation                                               0          181,917      181,917
                                                                                      -----------   --------------  -----------

                                                                                         640,750          181,917      822,667
                                                                                      -----------   --------------  -----------

           Consumer Durables - 0.56%
    25,000 Maytag Corp.                                                                1,565,625                0    1,565,625
                                                                                      -----------   --------------  -----------

           Defense &  Aerospace - 0.59%
    27,100 Allied-Signal, Inc.                                                         1,659,875                0    1,659,875
                                                                                      -----------   --------------  -----------

           Diversified Retail - 2.37%
    55,800 Dayton Hudson Corp.                                                         3,236,400                0    3,236,400
    23,900 Family Dollar Stores Inc.                                                     470,531                0      470,531
    46,100 Federated Department Stores, Inc.*                                          2,120,600                0    2,120,600
    17,500 Wal-Mart Stores, Inc.                                                         775,469                0      775,469
                                                                                      -----------   --------------  -----------

                                                                                       6,603,000                0    6,603,000
                                                                                      -----------   --------------  -----------

           Drugs & Medicine - 2.41%
    42,700 Biogen Inc.*                                                                3,277,225                0    3,277,225
     2,100 Elan Corp. PLC, ADR*                                                           67,331                0       67,331
     8,000 Pharmacia & Upjohn, Inc. ADR                                                  418,000                0      418,000
    34,600 Schering-Plough Corp.                                                       1,818,663                0    1,818,663
    17,300 Warner Lambert Co.                                                          1,146,125                0    1,146,125
                                                                                      -----------   --------------  -----------

                                                                                       6,727,344                0    6,727,344
                                                                                      -----------   --------------  -----------

           Electric Utilities - 6.87%
    20,000 Allegheny Energy Inc.                                                               0          675,000      675,000
    15,000 Alliant Corporation                                                                 0          434,063      434,063
     5,000 Calpine Corp.                                                                       0          453,125      453,125
    20,000 Central Hudson Gas & Electric Corp.                                                 0          845,000      845,000
    14,000 CMS Energy Corp.                                                                    0          553,875      553,875
    32,200 Consolidated Edison Co. of New York Inc.                                      756,800          660,000    1,416,800
    20,000 Constellation Energy Group, Inc.                                                    0          592,500      592,500
    37,500 DPL Inc.                                                                            0          710,156      710,156


                                       2


COMBINED                                                                                                             PRO FORMA
 NUMBER OF                                                                             BALANCED        UTILITY       COMBINED
  SHARES                                                                                 FUND        INCOME FUND   BALANCED FUND
-----------                                                                           -----------   -------------- -------------

    20,000 DQE Inc.                                                                            0          773,750      773,750
    25,300 Duke Energy Corp.                                                           1,167,250          287,500    1,454,750
    20,000 El Paso Energy Corp.                                                                0          731,250      731,250
    77,800 Energy East Corp.*                                                          1,195,000          750,000    1,945,000
    20,000 Illinova Corp.                                                                      0          637,500      637,500
    25,000 New Century Energies,  Inc.                                                         0          903,125      903,125
    24,000 Nisource Inc.                                                                       0          570,000      570,000
    17,500 Nstar                                                                               0          755,781      755,781
    10,000 PECO Energy Co.                                                                     0          406,250      406,250
    30,000 Public Service Co.  of New Mexico                                                   0          564,375      564,375
    20,000 Puget Sound Power & Light Co.                                                       0          473,750      473,750
    25,000 RGS Energy Group Inc.                                                               0          646,875      646,875
    25,000 SCANA Corp.                                                                         0          625,000      625,000
    25,200 Sierra Pacific Resources New                                                        0          614,250      614,250
    20,000 Texas Utilities Co.                                                                 0          808,750      808,750
    20,000 Unicom Corp.                                                                        0          772,500      772,500
    34,400 Utilicorp United Inc.                                                         797,650                0      797,650
                                                                                      -----------   --------------  -----------

                                                                                       3,916,700       15,244,375   19,161,075
                                                                                      -----------   --------------  -----------

           Electrical Equipment - 0.09%
     9,825 Global Crossing Ltd.*                                                               0          254,222      254,222
                                                                                      -----------   --------------  -----------

           Entertainment - 0.12%
    15,000 Fox Entertainment Group Inc.*                                                       0          345,938      345,938
                                                                                      -----------   --------------  -----------

           Entertainment and Leisure - 0.01%
       900 Time Warner Telecom Inc.                                                            0           24,300       24,300
                                                                                      -----------   --------------  -----------

           Energy Reserves & Production - 1.60%
    18,900 Mobil Corp.                                                                 1,934,888                0    1,934,888
    40,900 Royal Dutch Petroleum Co. ADR                                               2,530,687                0    2,530,687
                                                                                      -----------   --------------  -----------

                                                                                       4,465,575                0    4,465,575
                                                                                      -----------   --------------  -----------

           Financial Services - 0.47%
    18,200 Marsh & McLennan Companies, Inc.                                            1,325,188                0    1,325,188
                                                                                      -----------   --------------  -----------

           Food Retail - 0.70%
    83,900 Kroger Co.*                                                                 1,940,187                0    1,940,187
                                                                                      -----------   --------------  -----------

           Forest Products, Paper - 1.71%
    13,400 Champion International Corp.                                                  737,000                0      737,000
    46,200 Fort James Corp.                                                            1,489,950                0    1,489,950
    37,200 Georgia-Pacific Corp.                                                       1,539,150                0    1,539,150
    17,800 Weyerhaeuser Co.                                                            1,001,250                0    1,001,250
                                                                                      -----------   --------------  -----------

                                                                                       4,767,350                0    4,767,350
                                                                                      -----------   --------------  -----------

                                       3


COMBINED                                                                                                             PRO FORMA
 NUMBER OF                                                                             BALANCED        UTILITY       COMBINED
  SHARES                                                                                 FUND        INCOME FUND   BALANCED FUND
-----------                                                                           -----------   -------------- -------------


           Gas Utility - 0.55%
    25,950 Columbia Gas Systems Inc.                                                     942,047          590,625    1,532,672
                                                                                      -----------   --------------  -----------

           Household Products - 0.60%
    37,900 Avon Products, Inc.                                                         1,662,862                0    1,662,862
                                                                                      -----------   --------------  -----------

           Industrial Parts - 3.70%
    13,100 American Standard Companies Inc.*                                             537,100                0      537,100
    41,200 Ingersoll Rand Co.                                                          2,621,350                0    2,621,350
    68,300 Mettler Toledo International Inc.*                                          1,818,487                0    1,818,487
    12,069 SPX Corp.*                                                                  1,022,848                0    1,022,848
    65,600 United Technologies Corp.                                                   4,337,800                0    4,337,800
                                                                                      -----------   --------------  -----------

                                                                                      10,337,585                0   10,337,585
                                                                                      -----------   --------------  -----------

           Industrial Services & Supplies - 1.62%
    14,167 Delphi Automotive Systems Corp.                                               265,631                0      265,631
    41,900 Tyco International Ltd.                                                     4,244,994                0    4,244,994
                                                                                      -----------   --------------  -----------

                                                                                       4,510,625                0    4,510,625
                                                                                      -----------   --------------  -----------

           Information & Computer Services - 0.73%
     9,100 Computer Sciences Corp.*                                                      629,606                0      629,606
    32,300 Valassis Communications Inc.*                                               1,413,125                0    1,413,125
                                                                                      -----------   --------------  -----------

                                                                                       2,042,731                0    2,042,731
                                                                                      -----------   --------------  -----------

           Leisure - 0.94%
    17,361 Eastman Kodak Co.                                                           1,274,948                0    1,274,948
    55,700 Hasbro, Inc.                                                                1,361,169                0    1,361,169
                                                                                      -----------   --------------  -----------

                                                                                       2,636,117                0    2,636,117
                                                                                      -----------   --------------  -----------

           Life Insurance - 1.23%
    34,600 American General Corp.                                                      2,456,600                0    2,456,600
    32,600 Protective Life Corp.                                                         969,850                0      969,850
                                                                                      -----------   --------------  -----------

                                                                                       3,426,450                0    3,426,450
                                                                                      -----------   --------------  -----------


                                       4


 COMBINED                                                                                                            PRO FORMA
 NUMBER OF                                                                             BALANCED        UTILITY       COMBINED
  SHARES                                                                                 FUND        INCOME FUND   BALANCED FUND
-----------                                                                           -----------   -------------- -------------

           Long Distance & Phone Companies - 6.22%
    10,000 Ameritech Corp.                                                                     0          631,250      631,250
    28,100 AT&T Corp.                                                                    814,500          450,000    1,264,500
    15,376 Bell Atlantic Corp.                                                                 0          941,780      941,780
    62,000 BellSouth Corp.                                                             1,810,000          995,500    2,805,500
    22,500 Century Telephone Enterprises, Inc.                                                 0          884,531      884,531
     6,000 Global Telesystems Group Inc.                                                       0          193,875      193,875
    29,200 GTE Corp.                                                                   1,317,600          686,250    2,003,850
    25,000 ITC Deltacom*                                                                       0          659,375      659,375
    10,000 Level 3 Communications Inc.                                                         0          597,500      597,500
    53,400 MCI WorldCom, Inc.*                                                         2,908,800        1,136,250    4,045,050
    13,201 NTL Incorporated                                                                    0        1,296,173    1,296,173
    27,000 Qwest Communications International Inc.                                             0          776,250      776,250
    10,000 SBC Communications, Inc.                                                            0          480,000      480,000
    15,000 U.S. West, Inc.                                                                     0          783,750      783,750
                                                                                      -----------   --------------  -----------

                                                                                       6,850,900       10,512,484   17,363,384
                                                                                      -----------   --------------  -----------

           Media - 0.98%
    42,200 Comcast Corp., Class A                                                      1,376,775                0    1,376,775
    23,100 Infinity Broadcasting Corp. Class A*                                          625,144                0      625,144
    10,000 Univision Communications Inc.*                                                      0          737,500      737,500
                                                                                      -----------   --------------  -----------

                                                                                       2,001,919          737,500    2,739,419
                                                                                      -----------   --------------  -----------

           Medical Products - 0.95%
    31,038 Boston Scientific Corp.*                                                    1,053,352                0    1,053,352
    43,800 St. Jude Medical, Inc.*                                                     1,587,750                0    1,587,750
                                                                                      -----------   --------------  -----------

                                                                                       2,641,102                0    2,641,102
                                                                                      -----------   --------------  -----------

           Medical Providers - 0.53%
    20,300 Wellpoint Health Networks, Inc. Class A*                                    1,479,363                0    1,479,363
                                                                                      -----------   --------------  -----------

           Medical-Wholesale Drug Distributors - 0.59%
    63,800 Amerisource Health Corp. Class A*                                           1,646,837                0    1,646,837
                                                                                      -----------   --------------  -----------

           Mining & Metals - 0.84%
    17,800 Alcoa, Inc.                                                                 1,149,213                0    1,149,213
    26,500 Martin Marietta Materials Inc.                                              1,209,062                0    1,209,062
                                                                                      -----------   --------------  -----------

                                                                                       2,358,275                0    2,358,275
                                                                                      -----------   --------------  -----------

           Motor Vehicles - 1.46%
    14,000 Borg Warner Automotive, Inc.                                                  663,250                0      663,250
    39,600 Ford Motor Co.                                                              2,064,150                0    2,064,150
    20,300 General Motors Corp.                                                        1,342,337                0    1,342,337
                                                                                      -----------   --------------  -----------

                                                                                       4,069,737                0    4,069,737
                                                                                      -----------   --------------  -----------


                                       5

COMBINED                                                                                                             PRO FORMA
 NUMBER OF                                                                             BALANCED        UTILITY       COMBINED
  SHARES                                                                                 FUND        INCOME FUND   BALANCED FUND
-----------                                                                           -----------   -------------- -------------

           Oil Refining - 1.97%
    18,400 Atlantic Richfield Co.                                                      1,618,050                0    1,618,050
    63,100 Coastal Corp.                                                               1,996,706          736,313    2,733,019
    36,800 USX-Marathon Group                                                          1,145,400                0    1,145,400
                                                                                      -----------   --------------  -----------

                                                                                       4,760,156          736,313    5,496,469
                                                                                      -----------   --------------  -----------

           Other Insurance - 1.76%
    42,500 ACE Ltd.                                                                      911,094                0      911,094
    30,500 Ambac Financial Group Inc.                                                  1,610,781                0    1,610,781
    17,262 American International Group, Inc.                                          1,599,972                0    1,599,972
    22,200 Travelers Property Casualty Corp.                                             788,100                0      788,100
                                                                                      -----------   --------------  -----------

                                                                                       4,909,947                0    4,909,947
                                                                                      -----------   --------------  -----------

           Publishing - 0.82%
    42,400 Knight Ridder, Inc.                                                         2,286,950                0    2,286,950
                                                                                      -----------   --------------  -----------

           Real Property - 0.23%
    18,000 Sun Communities                                                                     0          643,500      643,500
                                                                                      -----------   --------------  -----------

           Restaurants - 0.29%
    33,300 Brinker International Inc.*                                                   799,200                0      799,200
                                                                                      -----------   --------------  -----------

           Securities & Asset Management - 1.12%
    17,700 AXA Financial Inc.                                                          1,092,975                0    1,092,975
    23,600 Morgan Stanley Dean Witter & Co.                                            2,025,175                0    2,025,175
                                                                                      -----------   --------------  -----------

                                                                                       3,118,150                0    3,118,150
                                                                                      -----------   --------------  -----------

           Semiconductor - 2.95%
    51,400 Applied Materials, Inc.*                                                    3,652,612                0    3,652,612
    22,200 Atmel Corp.*                                                                  872,738                0      872,738
    23,600 Intel Corp.                                                                 1,939,625                0    1,939,625
    26,100 Vitesse Semiconductor Corp.*                                                1,774,800                0    1,774,800
                                                                                      -----------   --------------  -----------

                                                                                       8,239,775                0    8,239,775
                                                                                      -----------   --------------  -----------


                                       6

COMBINED                                                                                                             PRO FORMA
 NUMBER OF                                                                             BALANCED        UTILITY       COMBINED
  SHARES                                                                                 FUND        INCOME FUND   BALANCED FUND
-----------                                                                           -----------   -------------- -------------

           Specialty Retail - 1.74%
   100,800 Office Depot Inc.*                                                          1,052,100                0    1,052,100
    36,950 Staples Inc.*                                                                 803,662                0      803,662
    64,700 Williams Sonoma Inc.*                                                       2,523,300                0    2,523,300
    13,479 Zale Corp.*                                                                   467,553                0      467,553
                                                                                      -----------   --------------  -----------

                                                                                       4,846,615                0    4,846,615
                                                                                      -----------   --------------  -----------

           Thrift - 0.29%
    31,200 Greenpoint Financial Corp.                                                    807,300                0      807,300
                                                                                      -----------   --------------  -----------

           Tobacco - 0.24%
    18,000 Philip Morris Companies, Inc.                                                 673,875                0      673,875
                                                                                      -----------   --------------  -----------

           Water - 0.30%
    30,000 American Water Works Co. Inc.                                                       0  $       873,750      873,750
                                                                                      -----------   --------------  -----------

           Wireless Telecommunications - 0.27%
    19,200 Century Telephone Enterprises, Inc.                                           754,800                0      754,800
                                                                                      -----------   --------------  -----------

           Total Common Stocks (cost - $122,038,182, $21,504,302                      145,562,934      30,547,674   176,110,608
           and $143,542,484, respectively)
                                                                                      -----------   --------------  -----------

           PREFERRED STOCKS - 0.20%

           Electric Utilities - 0.20%
    14,000 CMS Energy Corp. (cost - $0, $581,000, $581,000,                                    0          565,250      565,250
           respectively)
                                                                                      -----------   --------------  -----------

 Combined
Principal                                                                                                                Pro Forma
  Amount                                                    Maturity        Interest      Balanced        Utility        Combined
  (000)                                                       Dates           Rates         Fund        Income Fund    Balanced Fund
-----------                                               --------------  -------------  -------------  -------------  -------------
           CORPORATE BONDS - 13.54%

           Banks - 0.82%
    $  670 Bank One Corp.                                  08/01/06          6.875%         656,894                0      656,894
     1,700 Providian National Bank Concord                 02/01/04          6.650        1,637,744                0    1,637,744
                                                                                         -----------   --------------  -----------

                                                                                          2,294,638                0    2,294,638
                                                                                         -----------   --------------  -----------

           Beverages & Entertainment - 0.47%
     1,370 Seagram Joseph E & Sons Inc.                    12/15/05          6.625        1,125,847          181,281    1,307,128
                                                                                         -----------   --------------  -----------

           Cable - 0.51%
     1,350 TCI Communications Inc.                05/01/03 to 03/31/27   6.375 to 9.650       786,658          624,267    1,410,925
                                                                                         -----------   --------------  -----------

           Electric Utilities - 0.17%
       500 TXU Electric Capital V                          01/30/37          8.175                0          487,772      487,772
                                                                                         -----------   --------------  -----------

           Entertainment - 0.07%
       200 Time Warner Inc.                                01/15/08          7.480                0          199,988      199,988
                                                                                         -----------   --------------  -----------


           Financial Services - 2.68%
     1,915 Associates Corp. NA                             11/01/08          6.250        1,777,137                0    1,777,137
     1,500 AT&T Capital Corp.                              01/16/01          6.875        1,500,542                0    1,500,542
     2,600 Ford Motor Credit Co.                  01/14/03 to 01/12/09   5.800 to 6.000   2,435,729                0    2,435,729
     1,850 Heller Financial Inc.                           03/19/04          6.000        1,756,834                0    1,756,834
                                                                                         -----------   --------------  -----------

                                                                                          7,470,242                0    7,470,242
                                                                                         -----------   --------------  -----------

           Industrial Services & Supplies - 0.34%
       965 Tyco International Group SA                     06/15/01          6.125          956,016                0      956,016
                                                                                         -----------   --------------  -----------

           Insurance - 1.68%
     2,000 American Re Corp.                               12/15/26          7.450        1,945,424                0    1,945,424
       700 Hartford Financial Services Group Inc.          11/01/08          6.375          664,052                0      664,052
       800 Loews Corp.                                     12/15/06          6.750          756,958                0      756,958
     1,350 Lumbermen's Mutual Casualty Co.                 07/01/26          9.150        1,324,723                0    1,324,723
                                                                                         -----------   --------------  -----------

                                                                                          4,691,157                0    4,691,157
                                                                                         -----------   --------------  -----------

           Media - 0.42%
     1,230 News America Holdings Inc.             12/01/95 to 10/17/96   7.900 to 8.250     592,951          572,163    1,165,114
                                                                                         -----------   --------------  -----------

           Securities & Asset Management - 2.71%
     2,305 Donaldson Lufkin & Jenrette                     04/01/02          5.875        2,247,121                0    2,247,121
     1,315 FMR Corp.                                       06/15/29          7.570        1,260,407                0    1,260,407
     1,350 Lehman Brothers Holdings Inc.                   04/01/04          6.625        1,304,528                0    1,304,528
     1,200 Merrill Lynch & Company Inc.                    02/17/09          6.000        1,081,886                0    1,081,886
     1,775 Morgan Stanley Group Inc.                       01/20/04          5.625        1,679,145                0    1,679,145
                                                                                         -----------   --------------  -----------

                                                                                          7,573,087                0    7,573,087
                                                                                         -----------   --------------  -----------

           Telecommunications - 0.77%
     2,345 US West Capital Funding Inc.                    07/15/08          6.375        2,149,980                0    2,149,980
                                                                                         -----------   --------------  -----------
           Tobacco - 1.03%
     1,850 Philip Morris Companies Inc.           07/01/08 to 01/15/27   7.650 to 7.750   1,849,916                0 $  1,849,916
     1,035 RJ Reynolds Tobacco Holdings Inc.               05/15/03          7.375        1,010,550                0    1,010,550
                                                                                         -----------   --------------  -----------

                                                                                          2,860,466                0    2,860,466
                                                                                         -----------   --------------  -----------

           Yankee - 1.87%
       995 Canadian Imperial Bank of Commerce              08/01/00          6.200          994,584                0      994,584

                                       8

 Combined
Principal                                                                                                                Pro Forma
  Amount                                                    Maturity        Interest      Balanced        Utility        Combined
  (000)                                                       Dates           Rates         Fund        Income Fund    Balanced Fund
-----------                                               --------------  -------------  -------------  -------------  -------------


     2,000 Household International Netherlands BV          12/01/03          6.200        1,941,846                0    1,941,846
     1,400 Imperial Tobacco Overseas B V                   04/01/09          7.125        1,310,154                0    1,310,154
     1,000 Sony Corp.                                      03/04/03          6.125          982,417                0      982,417
                                                                                         -----------   --------------  -----------

                                                                                          5,229,001                0    5,229,001
                                                                                         -----------   --------------  -----------

           Total Corporate Bonds (cost - $37,593,179,                                    35,730,043        2,065,471   37,795,514
           $2,071,925 and $39,665,104, respectively)
                                                                                         -----------   --------------  -----------

           CONVERTIBLE BONDS - 0.48%

           Specialty Retail - 0.48%
       500 Home Depot Inc. (cost - $500,000, $0 and        10/01/01          3.250        1,341,250                0    1,341,250
            $500,000, respectively)
                                                                                         -----------   --------------  -----------




           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.83%

        45 Federal Home Loan Mortgage Corporation          03/18/08          6.220           42,687                0       42,687
     4,230 Federal National Mortgage Association           01/15/09          5.250        3,765,808                0    3,765,808
     2,570 International Bank For Reconstruction &         03/17/03          5.625        2,501,769                0    2,501,769
           Development
     5,769 U.S. Treasury Bonds(1)                 08/15/13 to 02/15/29   5.250 to 12.000  6,676,546                0    6,676,546
    11,962 U.S. Treasury Notes(1)                 07/15/02 to 05/15/09   3.625 to  5.500 11,673,794                0   11,673,794
                                                                                         -----------   --------------  -----------

           Total U.S. Government and Agency Obligations (cost                            24,660,604                0   24,660,604
           $25,694,724, $0 and $25,694,724, respectively)
                                                                                         -----------   --------------  -----------

           MORTGAGE BACKED SECURITIES - 8.78%

           Collateralized Mortgage Obligations - 1.37%
       551 Amresco Commercial Mortgage Funding I Corp.,    06/17/29          6.730          544,176                0      544,176
           Series 1997-C1, Class A1
       249 CS First Boston Mortgage Securities Corp.,      06/01/20          7.500          248,459                0      248,459
           Series 1997-2, Class A+
        53 FDIC REMIC, Series 1994-C1, Class 2A2           09/25/25          7.850           52,636                0       52,636
       238 FDIC REMIC, Series 1996-C1, Class 1A            05/25/26          6.750          235,864                0      235,864
       250 FNMA REMIC, Series 1996-M6, Class E             09/17/19          7.750          252,720                0      252,720
       478 GMAC Commercial Mortgage Security, Series       09/15/03          6.790          477,927                0      477,927
           1996-C1, Class A2A
     1,400 LB Commercial Conduit Mortgage Trust,           10/15/08          6.210        1,298,808                0    1,298,808
           Series 1998-C4, Class A1B
       174 Morgan Stanley Capital I Inc.,                  02/15/20          6.850          173,352                0      173,352
           Series 1997-C1, Class A1A
       554 Morgan Stanley Capital I Inc.,                  10/15/06          6.830          550,960                0      550,960
           Series 1997-WF1, Cl;ass A1+
                                                                                         -----------   --------------  -----------

                                                                                          3,834,902                0    3,834,902
                                                                                         -----------   --------------  -----------

           Federal Home Loan Mortgage Corporation - 0.60%

     1,780 FHLMC 30 Yr TBA                                    TBA            6.500        1,685,438                0    1,685,438
                                                                                         -----------   --------------  -----------

           Federal National Mortgage Association - 5.98%

       557 FNMA                                            09/01/28          6.500          527,747                0      527,747
       835 FNMA                                   01/01/26 to 02/01/26       7.500          831,782                0      831,782
    12,780 FNMA 30 Yr TBA                                     TBA            6.000       11,745,612                0   11,745,612
     2,720 FNMA 15 Yr TBA                                     TBA            6.500        2,641,800                0    2,641,800
       995 FNMA 30 Yr TBA                                     TBA            6.500          941,519                0      941,519
                                                                                         -----------   --------------  -----------

                                                                                         16,688,460                0   16,688,460
                                                                                         -----------   --------------  -----------


                                       9

 Combined
Principal                                                                                                                Pro Forma
  Amount                                                    Maturity        Interest      Balanced        Utility        Combined
  (000)                                                       Dates           Rates         Fund        Income Fund    Balanced Fund
-----------                                               --------------  -------------  -------------  -------------  -------------


           Government National Mortgage Association - 0.83%
     2,223 GNMA                                            11/15/17          8.500        2,307,422                0    2,307,422
                                                                                         -----------   --------------  -----------

           Total Mortgage Backed Securities (cost -                                      24,516,222                0   24,516,222
           $24,621,094, $0 and $24,621,094, respectively)
                                                                                         -----------   --------------  -----------

           SHORT TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.44%

    10,000 Federal Home Loan Bank Consolidated Discount    09/15/99          5.080        9,980,244                0    9,980,244
           Notes
    16,000 Federal Home Loan Mortgage Discount Notes       09/16/99          4.950       15,967,000                0   15,967,000
     5,000 Federal National Mortgage Association Discount  09/27/99          5.090        4,981,619                0    4,981,619
           Notes
     1,000 Student Loan Marketing Association Discount     09/02/99          4.980          999,862                0      999,862
           Notes                                                                         -----------   --------------  -----------

           Total Short Term U.S. Government Agency
           Obligations (cost - $31,928,725, $0 and                                       31,928,725                0   31,928,725
           $31,928,725, respectively)                                                    -----------   --------------  -----------

           REPURCHASE AGREEMENT - 0.11%

       280 Repurchase Agreement dated 08/31/99 with State
           Street Bank & Trust Company, collateralized
           by $258,872 U.S. Treasury Notes, 7.875%
            due 11/15/04 (value - $285,730); proceeds:     09/01/99          4.250%               0         280,000       280,000
            $280,033 (cost - $280,000)
                                                                                        -----------   --------------  -----------


           Total Investments (cost - $242,375,904,                                    $ 263,739,778      33,458,395   297,198,173
           $24,437,227 and $266,813,131 respectively)
           - 106.47%
           Liabilities in excess of other assets  - (6.47%)                             -17,924,013        -139,082   -18,063,095
                                                                                        -----------   --------------  -----------

           Net Assets - 100.00%                                                       $ 245,815,765 $    33,319,313  $279,135,078
                                                                                        ===========   ==============  ===========




-----------

*     Non-Income producing security.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR   American Depositary Receipt.
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximated principal amount (generally +/- 1.0%) and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
REMIC Real Estate Mortgage Investment Conduit.
(1)   Security, or portion thereof, was on loan at August 31, 1999.

      See accompanying notes to pro forma financial statements.

Notes To Pro Forma Financial Statements (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Utility Income Fund ("Utility Income Fund"), PaineWebber Balanced Fund ("Balanced Fund") would acquire the assets of Utility Income Fund in exchange solely for the assumption by Balanced Fund of Utility Income Fund's assets and liabilities and shares of Balanced Fund that correspond to the outstanding shares of Utility Income Fund ("Reorganization"). The number of shares to be received would be based on the relative net asset value of Balanced Fund's shares on the effective date of the Reorganization and Utility Income Fund will be terminated as soon as practicable thereafter.

The pro forma financial statements reflect the financial position of Balanced Fund and Utility Income Fund at August 31, 1999 and the combined results of operations of Balanced Fund and Utility Income Fund for the year ended August 31, 1999.

As a result of the Reorganization, the investment advisory and administration agreement fee will increase due to the higher fee schedule of Balanced Fund. As open-end funds, Balanced Fund and Utility Income Fund currently both pay Rule 12b-1 distribution or service fees. Other fixed expenses will be reduced due to the elimination of duplicative expenses. In addition, the pro forma statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. It is estimated that the cost of approximately $195,000 associated with the merger will be charged to Balanced Fund and Utility Income Fund so that each fund bears its own expenses of the reorganization. These costs are not included in the pro forma statement of operations since they are not recurring.

The pro forma financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred August 31, 1999. The pro forma financial statements should be read in conjunction with the historical financial statements of the Balanced Fund and Utility Income Fund included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The financial statements of Balanced Fund and Utility Income Fund are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by Balanced Fund and Utility Income Fund.

VALUATION OF INVESTMENTS-Securities and other assets are valued based upon market quotations when those quotations are readily available unless, in the judgment of Mitchell Hutchins Asset Management, Inc. ("Mitchell Hutchins"), the investment adviser, administrator and distributor of Balanced Fund and Utility Income Fund, those quotations do not adequately reflect the fair value of the security. Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors/Trustees. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bands, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the applicable board determines that this does not represent fair value.